iShares®

iShares, Inc.

iShares Trust

Supplement dated August 14, 2023 (the “Supplement”)

to the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as applicable, for each of the Funds listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective August 11, 2023, each Fund was added as a borrower to the syndicated line of credit for which the Bank of New York Mellon serves as administrative agent for itself and the other banks.

Effective immediately, each Fund’s Prospectus and SAI are amended as follows:

Change to the Funds’ “More Information About the Fund”

The following disclosure is added as the seventh paragraph of the section of the Prospectus for each Fund (except for the iShares Breakthrough Environmental Solutions ETF and iShares MSCI Peru and Global Exposure ETF) entitled “More Information About the Fund”:

The Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. The Fund does not intend to borrow money in order to leverage its portfolio.

The following disclosure is added as the third paragraph of the section of the Prospectus for the iShares Breakthrough Environmental Solutions ETF entitled “More Information About the Fund—Additional Information”:

The Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. The Fund does not intend to borrow money in order to leverage its portfolio.

The following disclosure is added as the eighth paragraph of the section of the Prospectus for the iShares MSCI Peru and Global Exposure ETF entitled “More Information About the Fund”:

The Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. The Fund does not intend to borrow money in order to leverage its portfolio.

Change to the Funds’ “A Further Discussion of Other Risks”

The following disclosure is added to the section entitled “A Further Discussion of Other Risks” in the Prospectus for each Fund:

Borrowing Risk. Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Change to the Funds’ “Investment Strategies and Risks”

The first paragraph in the section entitled “Borrowing” in the SAI for the Funds listed in Appendix A is deleted in its entirety and replaced with the following:

Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions. The iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Ireland ETF, iShares MSCI Japan Value ETF, iShares MSCI New Zealand ETF, iShares MSCI Norway ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF, along with certain other iShares funds, have entered into a syndicated line of credit with the Bank of New York Mellon (“BNY”), which serves as administrative agent for itself and the other banks. The syndicated line of credit may be used for temporary or emergency purposes, including redemption, settlement of trades and rebalancing of portfolio holdings.

Interest rates related to the syndicated line of credit are based on the Secured Overnight Financing Rate (“SOFR”) published by the Federal Reserve Bank of New York plus a spread. Pursuant to the terms of the credit agreement, if SOFR were to cease being published or representative, it would be replaced by a rate based on an alternate benchmark selected by BNY.

The first paragraph in the section entitled “Borrowing” in the SAI for the Funds listed in Appendix B is deleted in its entirety and replaced with the following:

Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions. The iShares MSCI Australia ETF, iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI Canada ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Hong Kong ETF, iShares MSCI Israel ETF, iShares MSCI Italy ETF, iShares MSCI Japan ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Mexico ETF, iShares MSCI Netherlands ETF, iShares MSCI Singapore ETF, iShares MSCI South Africa ETF, iShares MSCI Spain ETF, iShares MSCI Sweden ETF, iShares MSCI Switzerland ETF, iShares MSCI Thailand ETF and iShares MSCI Turkey ETF, along with certain other iShares funds, have entered into a syndicated line of credit with the Bank of New York Mellon (“BNY”), which serves as administrative agent for itself and the other banks. The syndicated line of credit may be used for temporary or emergency purposes, including redemption, settlement of trades and rebalancing of portfolio holdings.

Interest rates related to the syndicated line of credit are based on the Secured Overnight Financing Rate (“SOFR”) published by the Federal Reserve Bank of New York plus a spread. Pursuant to the terms of the credit agreement, if SOFR were to cease being published or representative, it would be replaced by a rate based on an alternate benchmark selected by BNY.

The first paragraph in the section entitled “Borrowing” in the SAI for each of the iShares Breakthrough Environmental Solutions ETF, iShares Copper and Metals Mining ETF, iShares Environmentally Aware Real Estate ETF and iShares Lithium Miners and Producers ETF is deleted in its entirety and replaced with the following:

The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions. The Fund, along with certain other iShares funds, has entered into a syndicated line of credit with the Bank of New York Mellon (“BNY”), which serves as administrative agent for itself and the other banks. The syndicated line of credit may be used for temporary or emergency purposes, including redemption, settlement of trades and rebalancing of portfolio holdings.

Interest rates related to the syndicated line of credit are based on the Secured Overnight Financing Rate (“SOFR”) published by the Federal Reserve Bank of New York plus a spread. Pursuant to the terms of the credit agreement, if SOFR were to cease being published or representative, it would be replaced by a rate based on an alternate benchmark selected by BNY.

The first paragraph in the section entitled “Borrowing” in the SAI for each of the iShares Future Metaverse Tech and Communications ETF, iShares JPX-Nikkei 400 ETF, iShares MSCI China Small-Cap ETF and iShares MSCI Peru and Global Exposure ETF is amended to add the name of each such fund to the list in the second sentence.

Supplement to the Prospectus and the Statement of Additional Information each dated as of August 1, 2023:

iShares JPX-Nikkei 400 ETF

iShares Future Metaverse Tech and Communications ETF

Supplement to the Prospectus dated as of December 29, 2022, and to the Statement of Additional Information dated as of December 29, 2022 (as revised June 30, 2023):

iShares MSCI China Small-Cap ETF

Supplement to the Prospectus dated as of December 29, 2022 (as revised April 10, 2023), and to the Statement of Additional Information dated as of December 29, 2022 (as revised June 30, 2023):

iShares MSCI Peru and Global Exposure ETF

Supplement to the Prospectus dated as of March 14, 2023 (as revised March 24, 2023), and to the Statement of Additional Information dated as of March 14, 2023 (as revised June 6, 2023):

iShares Breakthrough Environmental Solutions ETF

Supplement to the Prospectus and the Statement of Additional Information each dated as of September 22, 2022 (as revised July 14, 2023):

iShares Environmentally Aware Real Estate ETF

Supplement to the Prospectus and the Statement of Additional Information each dated as of May 30, 2023:

iShares Copper and Metals Mining ETF

iShares Lithium Miners and Producers ETF

Appendix A

Supplement to the Prospectus dated as of December 29, 2022, and to the Statement of Additional Information dated as of December 29, 2022 (as revised June 22, 2023):

iShares MSCI Denmark ETF

iShares MSCI Finland ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Japan Value ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

Appendix B

Supplement to the Prospectus dated as of December 29, 2022, and to the Statement of Additional Information dated as of December 29, 2022 (as revised June 6, 2023):

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Canada ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Hong Kong ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-LOC-JL-0823

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